Common Stock Equivalents (Details 1) (USD $)	9 Months Ended
Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Warrants outstanding	11,295,969
Warrants granted	14,951,335
Warrants exercised
Warrants forfeited/canceled	(8,417,165)
Warrants outstanding	17,830,139
Share Based Compensation Arrangement By Share Based Payment Award Ohter Than Options Outstanding Weighted Average Exercise Price [Abstract]
Warrants Weighted Avergae Exercise Price, Outstanding	$ 3.50
Warrants Weighted Average Exercise Price, Granted	$ 1.84
Warrants Weighted Average Exercise Price, Exercised
Warrants Weighted Average Exercise Price, Forfeited/Canceled	$ 4.03
Warrants Weighted Average Exercise Price, Outstanding	$ 1.85